Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Summary of Fair Value of Option Contingent Warrants
The following assumptions were used to calculate the fair value of the Hoya Intermediate Warrants and the Option Contingent Warrants:

	September 30, 2023	December 31, 2022
Estimated volatility	46.0%	39.0%
Expected term (years)	8.1	8.8
Risk-free rate	4.6%	3.9%
Expected dividend yield	0.0%	0.0%

The
f
ollowin
g assumptions were used to calculate the fair value of the Hoya Intermediate Warrants and Option Contingent Warrants at December 31, 2022 and 2021:

	2022	2021
Estimated volatility	39.0%	36.0%
Expected term (years)	8.8	9.8
Risk-free rate	3.9%	1.5%
Expected dividend yield	0.0%	0.0%

Summary of Effects of Hedge Accounting and Interest Rate Swaps

The
following table presents the effects of hedge accounting on AOCL for the year ended December 31, 2021 for interest rate contracts designated as cash flow hedges (in thousands):

Interest rate cap
Beginning accumulated derivative loss in AOCL	$(822)
Amount of gain (loss) recognized in AOCL	—
Less: Amount of loss reclassified from AOCL to income	(822)

Ending accumulated derivative loss in AOCL	$—

The following table presents the effects of hedge accounting on AOCL for the year ended December 31, 2020 for interest rate contracts designated as cash flow hedges (in thousands):

	Interest rate swaps	Interest rate cap	Total
Beginning accumulated derivative loss in AOCL	$(887)	$(1,030)	$(1,917)
Amount of gain recognized in AOCL	887	—	887
Less: Amount of loss reclassified from AOCL to income	—	(208)	(208)

Ending accumulated derivative loss in AOCL	$—	$(822)	$(822)